Employee Benefit Liabilities (Details) - Schedule of defined contribution plans ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Schedule of defined contribution plans [Abstract]
Expenses - defined contribution plan	₪ 314	$ 101	₪ 335	₪ 332